13. Income Taxes - (Details - Schedule of income tax expense (benefit)) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0
State and local	0	0
Foreign	0	0
Total current	0	0
Deferred:
Federal	0	0
State and local	0	0
Foreign	(224,027)	35,375
Total deferred	(224,027)	35,375
Total	$ (224,027)	$ 35,375